Annual Operating Expenses {- Fidelity Series High Income Fund} - 04.30 Fidelity Series High Income Fund Series PRO-08 - Fidelity Series High Income Fund - Fidelity Series High Income Fund	Jun. 29, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none